Note 10 - Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
Term Loans		Original	December 31,	Movement in 2013		December 31,
Issue Date	Maturity Date	amount	2012	Additions	Repayments	2013
December 5, 2005	May 30, 2016	100,067,500	40,421,883	-	(6,409,852)	34,012,031
May 17, 2006	May 9, 2016	79,850,000	22,500,000	-	(4,000,000)	18,500,000
June 6, 2006	June 28, 2016	6,580,000	2,710,960	-	(473,760)	2,237,200
June 21, 2007	December 21, 2017	49,875,000	30,845,014	-	(4,401,000)	26,444,014
February 12, 2008	February 19, 2020	40,250,000	26,875,000	-	(2,500,000)	24,375,000
July 30, 2008	November 4, 2020	33,240,000	25,484,000	-	(1,939,000)	23,545,000
Octrober 9, 2008	Octrober 9, 2020	29,437,000	10,210,000	-	(780,000)	9,430,000
January 30, 2009	July 20, 2016	45,000,000	37,350,000	-	(3,400,000)	33,950,000
February 18, 2009	July 5, 2014	32,200,000	23,616,259	-	(2,514,164)	21,102,095
February 19, 2009	July 14, 2019	29,250,000	22,080,000	-	(1,560,000)	20,520,000
June 25, 2009	July 2, 2014	26,700,000	17,434,196	-	(2,155,268)	15,278,928
February 1, 2011	September 1, 2018	49,400,000	44,450,000	-	(3,300,000)	41,150,000
March 1, 2011	June 20, 2020	43,250,000	41,375,000	-	(3,000,000)	38,375,000
September 23, 2013	December 31, 2020	45,212,500	-	45,212,500	(1,263,146)	43,949,354
Total			345,352,312	45,212,500	(37,696,190)	352,868,622
Current portion of long-term debt			35,787,544			41,263,165
Long term debt			309,564,768			311,605,457

Schedule of Maturities of Long-term Debt [Table Text Block]
December 31,	Amount
2014	41,263,165
2015	42,154,213
2016	86,216,093
2017	37,015,837
2018	46,226,587
Thereafter	99,992,727
Total	352,868,622